EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Stock-Based Compensation Expense
The compensation expense that has been charged against income for these plans was as follows for the years ended December 31, 2014, 2013, and 2012:

	2014	2013	2012
	(in millions)
Stock-based compensation expense by type:
Restricted stock	$91	$84	$66
Stock options	7	8	16
Total stock-based compensation expense	98	92	82
Tax benefit recognized	(22)	(22)	(21)
Stock-based compensation expense, net of tax	$76	$70	$61

Activity for Restricted Stock Awards
Activity for our restricted stock was as follows for the year ended December 31, 2014:

	Shares	Weighted- Average Grant-Date Fair Value
	(shares in thousands)
Nonvested restricted stock at December 31, 2013	3,642	$71.84
Granted	1,264	103.57
Vested	(972)	62.68
Forfeited	(299)	75.38
Nonvested restricted stock at December 31, 2014	3,635	$85.52

Weighted-Average Fair Value of Stock Options
The fair value was estimated on the date of grant using the Black-Scholes pricing model with the weighted-average assumptions indicated below:

	2014	2013	2012
Weighted-average fair value at grant date	$22.45	$21.80	$30.15
Expected option life (years)	4.3 years	4.4 years	4.4 years
Expected volatility	27.6%	38.8%	46.3%
Risk-free interest rate at grant date	1.3%	0.8%	0.8%
Dividend yield	1.1%	1.5%	1.2%

Activity for Option Plans
Activity for our option plans was as follows for the year ended December 31, 2014:

	Shares Under Option	Weighted-Average Exercise Price
	(shares in thousands)
Options outstanding at December 31, 2013	1,272	$72.81
Granted	244	102.91
Exercised	(715)	72.27
Forfeited	(33)	82.78
Options outstanding at December 31, 2014	768	$82.45
Options exercisable at December 31, 2014	179	$67.57